Significant Accounting Policies (Details) - Schedule of Financial Instruments	9 Months Ended
Sep. 30, 2023
Schedule of Financial Instruments [Abstract]
Cash	FVTPL
Receivables	Amortized cost
Restricted deposit	Amortized cost
Deposit	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost